Expense Example, No Redemption {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 60%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 60%: Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	875
5 Years	1,096
10 Years	1,729
Fidelity Advisor Asset Manager 60%: Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Asset Manager 60%: Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,889
Fidelity Advisor Asset Manager 60%: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Fidelity Advisor Asset Manager 60%: Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774